Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Asset	Useful Lives (In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture and fixtures	5 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Asset	Useful Lives (In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture and fixtures	5 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

Estimated Useful Lives of Intangible Assets	The customer relationships
and non-compete agreements,
definite lived intangible assets, are being amortized on a straight-line basis over their estimated useful lives as follows:

Useful lives (in years)
Customer relationships	5 - 14
Non-competition agreements	3
Domain name and other intangible assets	3
The customer relationships
and non-compete agreements,
definite lived intangible assets, are being amortized on a straight-line basis over their estimated useful lives as follows:

Useful lives (in years)
Customer relationships	5 -14
Non-competition agreements	3
Domain name and other intangible assets	3

Percentage of Total Revenues Attributable to Single Customer from Which 10% or More of Total Revenues
The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	For the Three Months Ended June 30, 2022		For the Six Months Ended June 30, 2022
	Total Revenues by Major Customers	Percentage of Total Company Revenues	Total Revenues by Major Customers	Percentage of Total Company Revenues
Customer A	$1,586,000	24%	$4,091,000	30%
Customer B	$822,000	13%	$1,581,000	12%
Customer C	$815,000	13%	$1,239,000	9%

	For the Three Months Ended June 30, 2021		For the Six Months Ended June 30, 2021
	Total Revenues by Major Customers	Percentage of Total Company Revenues	Total Revenues by Major Customers	Percentage of Total Company Revenues
Customer A	$2,077,000	32%	$4,184,000	33%
Customer B	$1,086,000	17%	$1,120,000	9%